VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 1.8%
Incitec Pivot Ltd. #	5,006,942	$14,223,436
Treasury Wine Estates Ltd. #	1,837,612	15,929,566
		30,153,002
Brazil: 2.2%
Rumo SA *	3,861,900	15,075,547
Yara International ASA (NOK) #	467,866	23,557,425
		38,632,972
Canada: 6.6%
Nutrien Ltd. (USD)	1,087,125	113,050,129
Chile: 2.3%
Sociedad Quimica y Minera de Chile SA (ADR)	460,220	39,394,832
China: 3.2%
China Mengniu Dairy Co. Ltd. (HKD) # *	5,607,000	30,068,653
Wilmar International Ltd. (SGD) #	7,304,051	25,332,927
		55,401,580
Denmark: 0.8%
Bakkafrost P/F (NOK) #	142,951	9,653,837
Schouw & Co. A/S #	41,914	3,638,434
		13,292,271
Germany: 9.3%
Bayer AG #	2,069,094	142,342,925
K+S AG # *	616,774	18,663,945
		161,006,870
Indonesia: 0.1%
Golden Agri-Resources Ltd. (SGD) #	11,033,745	2,477,719
Israel: 1.3%
ICL Group Ltd. (USD) †	1,825,008	22,027,846
Japan: 3.7%
Kubota Corp. #	2,589,530	48,684,769
Maruha Nichiro Corp. #	130,800	2,568,806
NH Foods Ltd. # †	262,400	8,939,494
Nippon Suisan Kaisha Ltd. #	764,500	3,435,281
		63,628,350
Malaysia: 1.6%
IOI Corp. Bhd #	6,169,355	6,033,944
Kuala Lumpur Kepong Bhd	1,000,270	5,994,840
PPB Group Bhd	1,684,480	6,850,492
Sime Darby Plantation Bhd #	7,311,200	8,623,311
		27,502,587
Netherlands: 0.5%
OCI NV # *	257,532	9,144,630
Norway: 3.2%
Leroy Seafood Group ASA #	806,341	7,446,962
Mowi ASA #	1,283,095	34,797,881
Salmar ASA #	167,042	13,294,907
		55,539,750
Russia: 0.0%
PhosAgro PJSC (USD) (GDR) #∞	295,641	2,956
	Number of Shares	Value
Singapore: 0.5%
Charoen Pokphand Indonesia Tbk PT (IDR) #	23,251,000	$9,135,174
Sweden: 0.3%
Oatly Group AB (ADR) * †	896,271	4,490,318
Switzerland: 0.5%
Bucher Industries AG #	21,470	8,714,208
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd. #	2,375,000	6,042,932
Thailand: 0.6%
Charoen Pokphand Foods PCL (NVDR) #	15,169,836	10,977,687
United Kingdom: 2.9%
CNH Industrial NV (USD)	2,796,703	44,355,710
Genus Plc #	154,704	5,714,944
		50,070,654
United States: 58.2%
AGCO Corp.	163,314	23,848,743
Archer-Daniels-Midland Co.	1,068,893	96,478,282
Balchem Corp.	62,217	8,505,064
Beyond Meat, Inc. * †	149,277	7,211,572
Bunge Ltd.	295,972	32,796,657
CF Industries Holdings, Inc.	467,606	48,191,474
Corteva, Inc.	1,542,162	88,643,472
Darling Ingredients, Inc. *	373,768	30,043,472
Deere & Co.	344,690	143,204,907
Elanco Animal Health, Inc. *	884,389	23,073,709
FMC Corp.	299,730	39,435,476
IDEXX Laboratories, Inc. *	179,966	98,452,200
Mosaic Co.	902,000	59,983,000
Neogen Corp. *	215,296	6,639,729
Pilgrim's Pride Corp. *	157,195	3,945,595
Sanderson Farms, Inc.	48,201	9,037,206
Toro Co.	252,658	21,599,732
Tractor Supply Co.	287,087	66,997,493
Tyson Foods, Inc.	763,370	68,420,853
Zoetis, Inc.	670,679	126,483,353
		1,002,991,989
Total Common Stocks (Cost: $1,369,504,385)		1,723,678,456

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $8,385,844)
Money Market Fund: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	8,385,844	8,385,844
Total Investments: 100.5% (Cost: $1,377,890,229)		1,732,064,300
Liabilities in excess of other assets: (0.5)%		(8,911,918)
NET ASSETS: 100.0%		$1,723,152,382

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VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $469,446,753 which represents 27.2% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,833,862.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.9%	$66,997,493
Consumer Staples	26.5	457,623,868
Health Care	23.4	402,706,859
Industrials	17.7	305,483,618
Materials	28.5	490,866,618
	100.0%	$1,723,678,456
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